REVENUES AND CONTRACT ACCOUNTING (Details - Contract liabilities) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Billings and/or cash receipts on uncompleted contracts	$ 1,264,658	$ 4,355,470
Less: Cumulative revenues	(199,976)	(4,144,018)
Contract liabilities, technology systems	1,064,682	211,452
Contract Liabilities, services and consulting	601,561	746,545
Total Contract Liabilities	$ 1,666,243	$ 957,997